Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

22. Related party transactions

Related parties and related party transactions impacting the consolidated financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain persons performing similar functions.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the year ended December 31, 2024, was $161,048 (2023 – $175,140 and 2022 - $215,104).
b)

During the year ended December 31, 2024, the Company granted Nil (2023 – 6,154 and 2022 – 43,386) PSUs to independent members of the Board. As at December 31, 2024, the PSUs had fully vested upon the filing of the MS Phase 1 IND on January 6, 2023 and were settled with the issuance of Class B Subordinate Voting Shares.

c)

During the year ended December 31, 2024, the Company granted 23,000 options to officers and employees of the Company each with exercise prices ranging from C$5.25 to C$5.60 and expiring two years from date of issuance.

d)	During the year ended December 31, 2024, the Company cancelled 30,768 options held by officers and employees of the company. They issued RSU of 30,768 in replacement of the cancelled options.
e)	During the year ended December 31, 2024, the Company granted the Co-Chairman of the board, the CEO and the current CFO total shares of 248,160 with a fair value of $1,017,456 as bonus for the year.
f)

During the year ended December 31, 2023, the Company granted the previous interim CEO, the current CEO, the Chief Operating Officer (“COO”) and the CEO of Lucid, 7,692 share options each with an exercise price of C$84.50 and an expiry date of January 25, 2028. All options were fully vested on grant. Each share option can be exercised to acquire one Class B Subordinate Voting Share.

g)

On August 15, 2024, the Company closed a non-brokered private placement and issued 4 Class A Multiple Voting Shares at a price of C$18 per Class A Multiple Voting Share for aggregate gross proceeds of C$72 to Xorax and Fortius, with each entity receiving 2 Class A Multiple Voting Shares.

On September 13, 2024, the Company closed a non-brokered private placement and issued 6 Class A Multiple Voting Shares at a price of $6 per Class A Multiple Voting Share for gross proceeds of C$36 to Xorax and Fortius, with each entity receiving 3 Class A Multiple Voting Shares.

h)

During the year ended December 31, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan had a maturity date of April 26, 2025, and was part of FSD Strategic Investments’ portfolio of finance receivables. During the year ended December 31, 2024, a payment of C$400,000 was made by the CEO, and monthly payments were subsequently reduced to C$4,000. Subsequent to December 31, 2024, the CEO made a payment of C$800,000 towards the loan, thereby settling the total debt outstanding owed to FSD Strategic Investments (Note 26).

i)

During the year ended December 31, 2023, the Company issued 15,385 warrants for consulting services to certain independent members of the Board of Directors with a fair value of $533,206, prior to them joining the Board of Directors. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

j)	For the year ended December 31, 2023, the Company reimbursed $145,081 to a related party of the CEO, President, and Executive Co-Chairman of the Board for legal expenses

Key management personnel compensation during the years ended December 31, 2024, and 2023 is comprised of:

	2024	2023	2022
	$	$	$
Salaries, benefits, bonuses and consulting fees	908,052	1,395,096	1,839,441
Share-based payments	1,085,669	1,980,732	1,345,952
	1,993,721	3,375,828	3,185,393

As at December 31, 2024, the Company owed an executive officer $Nil (December 31, 2023 - $140,012), for legal fees incurred by the Company and paid by the executive officer on behalf of the Company. The amount owed is recorded within trade and other payables.

As at December 31, 2024, the Company has $Nil owing to related parties included in accounts payable and accrued liabilities (December 31, 2023 - $Nil).